Organization and Principal Activities (Details) - Schedule of Company’s Major Subsidiaries	6 Months Ended		12 Months Ended
	Mar. 31, 2024		Sep. 30, 2023
Linkage Holding Limited [Member]
Wholly owned subsidiaries
Date of Incorporation	Apr. 13, 2022	[1]	Apr. 13, 2022	[2]
Principal Activities	Investing holding company	[1]	Investing holding company	[2]
Linkage Holding Limited [Member] | Percentage of effective ownership [Member]
Wholly owned subsidiaries
Percentage of effective ownership	100.00%	[1]	100.00%	[2]
Extend Co., Limited [Member]
Wholly owned subsidiaries
Date of Incorporation	Jun. 23, 2011		Jun. 23, 2011
Principal Activities	Cross-border sales		Cross-border sales
Extend Co., Limited [Member] | Percentage of effective ownership [Member]
Wholly owned subsidiaries
Percentage of effective ownership	100.00%		100.00%
Linkage Electronic Commerce Limited [Member]
Wholly owned subsidiaries
Date of Incorporation	Mar. 11, 2022		Mar. 11, 2022
Principal Activities	Cross-border sales		Cross-border sales
Linkage Electronic Commerce Limited [Member] | Percentage of effective ownership [Member]
Wholly owned subsidiaries
Percentage of effective ownership	100.00%		100.00%
HQT Network Co., Limited [Member]
Wholly owned subsidiaries
Date of Incorporation	Dec. 08, 2016		Dec. 08, 2016
Principal Activities	Integrated E-commerce training services		Integrated E-commerce training services
HQT Network Co., Limited [Member] | Percentage of effective ownership [Member]
Wholly owned subsidiaries
Percentage of effective ownership	100.00%		100.00%
Linkage Network Technology Limited [Member]
Wholly owned subsidiaries
Date of Incorporation	Nov. 24, 2022		Nov. 24, 2022
Principal Activities	Investing holding company		Investing holding company
Linkage Network Technology Limited [Member] | Percentage of effective ownership [Member]
Wholly owned subsidiaries
Percentage of effective ownership	100.00%		100.00%
Fujian Chuancheng Internet Technology Limited [Member]
Wholly owned subsidiaries
Date of Incorporation	Mar. 02, 2021		Mar. 02, 2021
Principal Activities	Integrated E-commerce training services		Integrated E-commerce training services
Fujian Chuancheng Internet Technology Limited [Member] | Percentage of effective ownership [Member]
Wholly owned subsidiaries
Percentage of effective ownership	100.00%		100.00%
Fujian Chuancheng Digital Technology Limited [Member]
Wholly owned subsidiaries
Date of Incorporation	Jun. 01, 2021		Jun. 01, 2021
Principal Activities	Cross-border sales		Cross-border sales
Fujian Chuancheng Digital Technology Limited [Member] | Percentage of effective ownership [Member]
Wholly owned subsidiaries
Percentage of effective ownership	100.00%		100.00%

[1]	Linkage Holding began operations since 2023 as an investing holding company.
[2]	Linkage Holding began operations since 2023 as an investing holding company.